Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,165,101.29

Principal:
Principal Collections	$22,605,274.69
Prepayments in Full	$11,200,071.12
Liquidation Proceeds	$414,301.53
Recoveries	$54,182.16
Sub Total	$34,273,829.50
Collections	$36,438,930.79

Purchase Amounts:
Purchase Amounts Related to Principal	$269,143.39
Purchase Amounts Related to Interest	$1,255.38
Sub Total	$270,398.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,709,329.56

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,709,329.56
Servicing Fee	$653,921.42	$653,921.42	$0.00	$0.00	$36,055,408.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,055,408.14
Interest - Class A-2 Notes	$7,932.66	$7,932.66	$0.00	$0.00	$36,047,475.48
Interest - Class A-3 Notes	$445,553.33	$445,553.33	$0.00	$0.00	$35,601,922.15
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$35,464,759.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,464,759.15
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$35,387,026.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,387,026.23
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$35,330,200.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,330,200.23
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$35,257,852.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,257,852.31
Regular Principal Payment	$32,182,535.67	$32,182,535.67	$0.00	$0.00	$3,075,316.64
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,075,316.64
Residual Released to Depositor	$0.00	$3,075,316.64	$0.00	$0.00	$0.00
Total		$36,709,329.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$32,182,535.67
Total					$32,182,535.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$15,605,241.24	$30.72	$7,932.66	$0.02	$15,613,173.90	$30.74
Class A-3 Notes	$16,577,294.43	$32.87	$445,553.33	$0.88	$17,022,847.76	$33.75
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$32,182,535.67	$19.99	$797,555.83	$0.50	$32,980,091.50	$20.49

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$15,605,241.24	0.0307190	$0.00	0.0000000
Class A-3 Notes	$504,400,000.00	1.0000000	$487,822,705.57	0.9671346
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$736,005,241.24	0.4571745	$703,822,705.57	0.4371841

Pool Information
Weighted Average APR	3.373%	3.364%
Weighted Average Remaining Term	40.33	39.54
Number of Receivables Outstanding	47,910	46,734
Pool Balance	$784,705,703.69	$749,814,341.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$739,407,999.76	$706,702,093.65
Pool Factor	0.4688826	0.4480341

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$11,247,215.12
Yield Supplement Overcollateralization Amount	$43,112,247.95
Targeted Overcollateralization Amount	$45,991,636.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,991,636.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		126	$402,571.36
(Recoveries)		73	$54,182.16
Net Loss for Current Collection Period			$348,389.20
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5328%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6533%
Second Prior Collection Period			0.5419%
Prior Collection Period			0.3520%
Current Collection Period			0.5449%
Four Month Average (Current and Prior Three Collection Periods)			0.5230%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,015	$6,470,902.55
(Cumulative Recoveries)			$491,022.37
Cumulative Net Loss for All Collection Periods			$5,979,880.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3573%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,146.24
Average Net Loss for Receivables that have experienced a Realized Loss			$1,983.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.33%	533	$10,008,979.09
61-90 Days Delinquent	0.19%	63	$1,455,124.00
91-120 Days Delinquent	0.04%	17	$289,940.47
Over 120 Days Delinquent	0.09%	32	$642,389.86
Total Delinquent Receivables	1.65%	645	$12,396,433.42

Repossession Inventory:
Repossessed in the Current Collection Period		29	$623,100.69
Total Repossessed Inventory		46	$1,199,798.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1750%
Prior Collection Period			0.2129%
Current Collection Period			0.2397%
Three Month Average			0.2092%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer